Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of changes in fair value of financial liabilities
	September 30, 2018	December 31, 2017
Balance at the beginning of the period	$409,948	$402,881
Addition of new derivative liabilities	1,127,281	-
Change in fair value of embedded conversion option	305,886	44,084
Derecognition of derivatives upon settlement of convertible notes	(462,324)	(37,017)

Balance at the end of the period	$1,380,791	$409,948

	Year Ended	Year Ended
	December 31,	December 31,
	2017	2016

Balance at the beginning of the period	$402,881	$16,886,192

Addition of new derivative liabilities	-	403,539
Change in fair value of warrants	-	(290,276)
Change in fair value of embedded conversion option	44,084	(16,596,574)
Derecognition of derivative liabilities upon settlement of convertible notes	(37,017)	-
Balance at the end of the period	$409,948	$402,881

Schedule of significant to the fair value measurement
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 31, 2017	335%	1.39%	0%	0.25 – 2.50
At September 30, 2018	209.47%- 261.9%	2.14%-2.36%	0%	0.25 – .50

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 31, 2016	134% - 216%	0.20% - 1.03%	0%	0.25 - 2.50
At December 31, 2017	335%	1.39%	0%	0.25